Leases (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Leases
Right-of-use assets, net	$ 1,278,053	$ 1,417,088
Operating lease liabilities - current	242,128	161,480
Operating lease liabilities - non-current	1,040,062	1,259,958
Total operating lease liabilities	$ 1,282,190	$ 1,421,438